Debentures and Long-term Loans from Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Schedule of Debentures
	December 31,
	2017	2018
	NIS millions	NIS millions
Non- current liabilities
Debentures	2,360	2,911
Long-term loans from financial institutions	462	334
	2,822	3,245
Current liabilities
Current maturities of debentures	540	492
Current maturities of loans from financial institutions	78	128
	618	620

Schedule of Terms and Debt Repayment of Debentures
The terms and repayment schedule of the Company's debentures are as follows*:

				December 31, 2017		December 31, 2018
				NIS millions		NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Debentures (Series F)** - linked to the Israeli CPI	NIS	4.60%	2017-2020	643	659	429	444
Debentures (Series G)** - unlinked	NIS	6.99%	2017-2019	228	228	86	86
Debentures (Series H) - linked to the Israeli CPI	NIS	1.98%	2018-2024	950	849	836	777
Debentures (Series I) - unlinked	NIS	4.14%	2018-2025	804	761	724	701
Debentures (Series J) - linked to the Israeli CPI	NIS	2.45%	2021-2026	103	102	103	104
Debentures (Series K) - unlinked	NIS	3.55%	2021-2026	304	301	711	705
Debentures (Series L) - unlinked	NIS	2.50%	2023-2028	-	-	614	586
Total Debentures				3,032	2,900	3,503	3,403

*
In January 2019, after the end of the reporting period, the Company repaid interest and principal of debentures in a total sum of approximately NIS 373 million, following which Debentures Series G were fully repaid.

**
In June 2013, the Company's rating was updated from an "ilAA-/negative" to an “ilA+/stable” rating, in relation to the Company's debentures traded on the Tel Aviv Stock Exchange. Following this update of rating and since this was the second downgrade in the Debentures' rating since their issuance, the annual interest rate that the Company pays for its Series F and G debentures has been increased by 0.25% to 4.60% and 6.99%, respectively, beginning July 5, 2013.

Schedule of Terms and Conditions of Long-term Loans From Financial Institutions
The terms and repayment schedule of the Company's long-term loans are as follows:

				December 31, 2017		December 31, 2018
				NIS millions		NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Loan from financial institution	NIS	4.60%	2018-2021	200	200	150	150
Loan from financial institution	NIS	5.10%	2019-2022	200	200	200	200
Loan from bank	NIS	4.90%	2018-2022	140	140	112	112
Total loans				540	540	462	462

Schedule of Movement in Liabilities Deriving From Financing Activities
	Loans	Debentures	Derivatives	Interest payable	Put options to non-controlling interests	Total
	NIS millions
Balance as at January 1, 2017	(340)	(3,729)	(17)	(86)	(11)	(4,183)
Changes from financing cash flows
Payments for derivative contracts, net	-	-	3	-	-	3
Receipt of long-term loans from financial institutions	(200)	-	-	-	-	(200)
Repayment of debentures	-	864	-	-	-	864
Interest paid	-	-	-	175	-	175
Dividend paid	-	-	-	-	1	1

Total net financing cash flows	(200)	864	3	175	1	843

Financing expenses recognized in profit or loss	-	(35)	(3)	(143)	(1)	(182)

Balance as at December 31, 2017	(540)	(2,900)	(17)	(54)	(11)	(3,522)
Effect of initial application of IFRS 9	-	(34)	-	-	-	(34)
Balance as at January 1, 2018	(540)	(2,934)	(17)	(54)	(11)	(3,556)
Changes from financing cash flows
Payments for derivative contracts, net	-	-	15	-	-	15
Repayment of long-term loans from financial institutions	78	-	-	-	-	78
Repayment of debentures	-	556	-	-	-	556
Proceeds from issuance of debentures, net of issuance costs	-	(997)	-	-	-	(997)
Interest paid	-	-	-	126	-	126
Acquisition of non-controlling interests	-	-	-	-	19	19

Total net financing cash flows	78	(441)	15	126	19	(203)

Financing expenses recognized in profit or loss	-	(28)	1	(135)	(8)	(170)

Balance as at December 31, 2018	(462)	(3,403)	(1)	(63)	-	(3,929)